Net gain or loss on financial instruments at fair value through profit or loss - Summary of gain or loss on financial instruments at fair value through profit or loss and financial instruments held for trading (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains losses on financial instruments held for trading [Line Items]
Total	₩ 488,486	₩ 238,502	₩ 325,649
Financial assets at FVTPL
Gains losses on financial instruments held for trading [Line Items]
Total	692,332	(227,352)	75,199
Securities
Gains losses on financial instruments held for trading [Line Items]
Total	698,106	(258,426)	52,631
Securities | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	889,250	294,667	249,803
Securities | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(191,144)	(553,093)	(197,172)
Loans
Gains losses on financial instruments held for trading [Line Items]
Total	3,775	21,786	17,904
Loans | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	6,064	24,005	24,674
Loans | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(2,289)	(2,219)	(6,770)
Other financial assets
Gains losses on financial instruments held for trading [Line Items]
Total	(9,549)	9,288	4,664
Other financial assets | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	9,742	21,602	17,034
Other financial assets | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(19,291)	(12,314)	(12,370)
Derivatives (Held for trading)
Gains losses on financial instruments held for trading [Line Items]
Total	(203,846)	465,854	250,450
Interest rates derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	(249,119)	1,590,709	273,252
Interest rates derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	4,741,233	5,216,543	2,020,004
Interest rates derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(4,990,352)	(3,625,834)	(1,746,752)
Currency derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	149,429	(1,111,400)	(29,462)
Currency derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	7,677,720	14,601,674	9,685,798
Currency derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(7,528,291)	(15,713,074)	(9,715,260)
Equity derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	(104,131)	(13,491)	10,377
Equity derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	3,169,071	2,836,843	1,754,671
Equity derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(3,273,202)	(2,850,334)	(1,744,294)
Other derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	(25)	36	(3,717)
Other derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	14	49	64
Other derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(39)	(13)	(3,781)
Derivatives Held For Trading
Gains losses on financial instruments held for trading [Line Items]
Total	₩ 488,486	₩ 238,502	₩ 325,649